LONG TERM DEBT (Schedule of Aggregate Annual Maturities) (Details) - Loan Agreements [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 17,050
2017	4,150
2018	5,000
2019	38,750
Total principal payments	64,950
Less: unamortized original issue discount	(1,366)
Fair value of principal payments	63,584
Less: current portion	(16,664)
Long-term debt	$ 46,920